Document And Entity Information	May 19, 2026
Document Information Line Items
Entity Central Index Key	0002131853
Document Type	S-1
Entity Registrant Name	FutureCorp Space Acquisition 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false